Fixed Assets - Amounts recognized in the statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets
Depreciation expense of right-of-use assets	€ (3,901)	€ (3,719)
Interest expense on lease liabilities	(1,729)	(1,665)
Expense relating to short-term leases (included in cost of sales)	(119)	(48)
Expense relating to leases of low-value assets (included in administrative expenses)	(39)	(30)
Total amount recognized in profit or loss	€ (5,788)	€ (5,462)
Term of the lease that has not yet commenced	10 years
Gross amount for leases not yet commenced	€ 3,904
Extension term of the lease that has not yet commenced	5 years
Gross amount of payment obligations of the leases extension	€ 291